Capital Stock - (Stock Options Activity) (Details) - Stock Options and SARs $ / shares in Units, $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Class A Voting Share
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	2.4
Granted (in shares)	0
Exercised (in shares)	0
Forfeited or expired (in shares)	(0.1)
Outstanding, end of period (in shares)	2.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 22.96
Granted, Weighted Average Exercise Price (in USD per share) | $ / shares	0
Exercised, Weighted Average Exercise Price (in usd per share) | $ / shares	0
Forfeited or expired, Weighted Average Exercise Price (in usd per share) | $ / shares	20.26
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 23.1
Outstanding, Weighted Average Remaining Contractual Term (in years)	1 year 6 months 3 days
Outstanding, Aggregate Intrinsic Value | $	$ 0.1
Outstanding, vested or expected to vest (in shares)	2.3
Outstanding, vested or expected to vest, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 23.1
Outstanding, vested or expected to vest, Weighted Average Remaining Contractual Term In Years	1 year 6 months 3 days
Outstanding, vested or expected to vest, Aggregate Intrinsic Value | $	$ 0.1
Exercisable (in shares)	2.3
Exercisable, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 23.1
Exercisable, Weighted Average Remaining Contractual Term In Years	1 year 6 months 3 days
Exercisable, Aggregate Intrinsic Value | $	$ 0.1
Class A Voting Share | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	2,400,000
Granted (in shares)	0
Exercised (in shares)	0
Forfeited or expired (in shares)	(100,000)
Outstanding, end of period (in shares)	2,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 22.96
Granted, Weighted Average Exercise Price (in USD per share) | $ / shares	0
Exercised, Weighted Average Exercise Price (in usd per share) | $ / shares	0
Forfeited or expired, Weighted Average Exercise Price (in usd per share) | $ / shares	20.26
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 23.09
Outstanding, Weighted Average Remaining Contractual Term (in years)	1 year 6 months 7 days
Outstanding, Aggregate Intrinsic Value | $	$ 0.1
Outstanding, vested or expected to vest (in shares)	2,300,000
Outstanding, vested or expected to vest, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 23.09
Outstanding, vested or expected to vest, Weighted Average Remaining Contractual Term In Years	1 year 6 months 7 days
Outstanding, vested or expected to vest, Aggregate Intrinsic Value | $	$ 0.1
Exercisable (in shares)	2,300,000
Exercisable, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 23.09
Exercisable, Weighted Average Remaining Contractual Term In Years	1 year 6 months 7 days
Exercisable, Aggregate Intrinsic Value | $	$ 0.1
Class B Non-Voting Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	17.1
Granted (in shares)	0
Exercised (in shares)	(0.1)
Forfeited or expired (in shares)	(2.2)
Outstanding, end of period (in shares)	14.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 13.92
Granted, Weighted Average Exercise Price (in USD per share) | $ / shares	7.12
Exercised, Weighted Average Exercise Price (in usd per share) | $ / shares	5.5
Forfeited or expired, Weighted Average Exercise Price (in usd per share) | $ / shares	14.64
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 13.86
Outstanding, Weighted Average Remaining Contractual Term (in years)	4 years 2 months 19 days
Outstanding, Aggregate Intrinsic Value | $	$ 0.6
Outstanding, vested or expected to vest (in shares)	14.8
Outstanding, vested or expected to vest, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 13.87
Outstanding, vested or expected to vest, Weighted Average Remaining Contractual Term In Years	4 years 2 months 15 days
Outstanding, vested or expected to vest, Aggregate Intrinsic Value | $	$ 0.6
Exercisable (in shares)	14.5
Exercisable, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 13.98
Exercisable, Weighted Average Remaining Contractual Term In Years	4 years 1 month 20 days
Exercisable, Aggregate Intrinsic Value | $	$ 0.6
Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	18,300,000
Granted (in shares)	0
Exercised (in shares)	(100,000)
Forfeited or expired (in shares)	(2,200,000)
Outstanding, end of period (in shares)	16,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 13.73
Granted, Weighted Average Exercise Price (in USD per share) | $ / shares	7.12
Exercised, Weighted Average Exercise Price (in usd per share) | $ / shares	5.86
Forfeited or expired, Weighted Average Exercise Price (in usd per share) | $ / shares	14.67
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 13.66
Outstanding, Weighted Average Remaining Contractual Term (in years)	4 years 2 months 8 days
Outstanding, Aggregate Intrinsic Value | $	$ 0.7
Outstanding, vested or expected to vest (in shares)	15,900,000
Outstanding, vested or expected to vest, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 13.67
Outstanding, vested or expected to vest, Weighted Average Remaining Contractual Term In Years	4 years 2 months 4 days
Outstanding, vested or expected to vest, Aggregate Intrinsic Value | $	$ 0.7
Exercisable (in shares)	15,600,000
Exercisable, Weighted Average Exercise Price (in usd per share) | $ / shares	$ 13.77
Exercisable, Weighted Average Remaining Contractual Term In Years	4 years 1 month 13 days
Exercisable, Aggregate Intrinsic Value | $	$ 0.7
Maximum | Class B Non-Voting Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (in shares)	100,000
Maximum | Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (in shares)	(100,000)